INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Joint ventures
Disclosure of joint ventures [line items]
Carrying value	$ 4,133	$ 3,983	$ 4,133	$ 4,594
Kibali [Member]
Disclosure of joint ventures [line items]
Opening net assets	3,095
Income for the period (net of non-controlling interests)	290	172
Dividends received from equity investees	(360)
Non-cash dividend received from equity investees	(1,010)
Closing net assets	2,015	3,095	2,015
Barrick's share of net assets	1,008		1,008
Equity earnings adjustment	0
Goodwill recognition	1,111
Carrying value	2,119	2,659	2,119	3,267
Investment in equity accounting method investment	0
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Opening net assets	519
Income for the period (net of non-controlling interests)	204	249
Dividends received from equity investees	(186)
Non-cash dividend received from equity investees	0
Closing net assets	537	519	537
Barrick's share of net assets	268		268
Equity earnings adjustment	0
Goodwill recognition	123
Carrying value	391	382	391	382
Investment in equity accounting method investment	0
Zaldivar [Member]
Disclosure of joint ventures [line items]
Opening net assets	1,800
Income for the period (net of non-controlling interests)	(33)	94
Dividends received from equity investees	0
Non-cash dividend received from equity investees	0
Closing net assets	1,767	1,800	1,767
Barrick's share of net assets	884		884
Equity earnings adjustment	(10)
Goodwill recognition	0
Carrying value	874	890	874	893
Investment in equity accounting method investment	0
Carrying value	4,133	3,983	4,133
Porgera [Member]
Disclosure of joint ventures [line items]
Opening net assets	0
Income for the period (net of non-controlling interests)	0
Dividends received from equity investees	0
Non-cash dividend received from equity investees
Closing net assets	2,237	0	2,237
Barrick's share of net assets	703		703
Equity earnings adjustment	0
Goodwill recognition	0
Carrying value	$ 703	$ 0	$ 703	$ 0
Proportion of interest held by joint operations operator	95.00%		95.00%
Investment in equity accounting method investment	$ 2,237